CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Statements of Comprehensive or Loss of the Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operation expense
Sales and marketing	¥ 296,049	$ 46,457	¥ 806,140	¥ 1,187,462
General and administrative	226,110	35,482	261,877	277,487
Total operating expenses	2,192,425	344,040	5,660,935	11,995,473
Share of (loss)/income of subsidiaries and VIEs	(16,237)	(2,548)	(3,834)	(3,221)
Financial income/(loss), net	80,061	12,563	(8,571)	121,370
Foreign exchange loss	(1,300)	(204)	(919)	(12,397)
Other non-operating income, net	112,909	17,718	(1,610)	8,497
Net loss	132,284	20,757	(151,692)	(123,834)
Net (loss)/income attributable to ordinary shareholders	131,966	20,707	(146,346)	(1,657,775)
Other comprehensive (loss)/income
Foreign currency translation	(25,116)	(3,941)	(79,411)	33,298
Total comprehensive (loss)/income attributable to YUNJI INC.	106,850	$ 16,766	(225,757)	(92,464)
Parent Company [Member]
Operation expense
Sales and marketing	(2,052)		(2,927)	(731)
General and administrative	(17,632)		(15,089)	(2,414)
Total operating expenses	(19,684)		(18,016)	(3,145)
Share of (loss)/income of subsidiaries and VIEs	167,444		(131,435)	(136,253)
Financial income/(loss), net	(15,883)		3,303	5,139
Foreign exchange loss	(466)		(198)	0
Other non-operating income, net	555		0	8,497
(Loss)/income before income tax expense	131,966		(146,346)	(125,762)
Net loss	131,966		(146,346)	(125,762)
Net (loss)/income attributable to ordinary shareholders	131,966		(146,346)	(125,762)
Other comprehensive (loss)/income
Foreign currency translation	35,433		110,010	(95,587)
Total comprehensive (loss)/income attributable to YUNJI INC.	¥ 167,399		¥ (36,336)	¥ (221,349)